Warrant Liability - Summary of Activity of Shares Resulting from Exercise of Warrants (Details) - $ / shares	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Warrants and Rights Note Disclosure [Abstract]
Balance at December 31, 2023 (in shares)	84,426,017	35,908,200
Issued (in shares)	40,409,524	48,517,817
Balance at June 30, 2024 (in shares)	124,835,541	124,835,541
Balance at December 31, 2023 (in dollars per share)	$ 121.88	$ 286.56
Issued (in dollars per share)	0.0001	0.0001
Balance at June 30, 2024 (in dollars per share)	$ 82.43	$ 82.43